Appendix II: Board and Senior Management Compensation - Narrative (Details)	1 Months Ended	12 Months Ended
	May 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly employee contributions		€ 150
Cumulative shares issued (in shares) | shares		357
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contributions		€ 1,800
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contributions		€ 300
Directors | Second PIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		3 years
Delivery percent (if within median of performance)		30.00%
Delivery percent (if within third quartile of performance)		100.00%
Delivery percent (if within ninth docile or higher of performance)		100.00%
Directors | Maximum | Second PIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (if within ninth docile or higher of performance)		125.00%
Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation total		€ 7,566,822
In-kind compensation		€ 94,637
Senior Management (Excluding Board Directors) | Second PIP - First Cycle 2014-2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment) (in shares) | shares		197,650
Maximum number of shares (in shares) | shares		307,063
Senior Management (Excluding Board Directors) | Second PIP - Second Cycle 2015-2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment) (in shares) | shares		150
Maximum number of shares (in shares) | shares		1,429
Mr. Antonio Massanell Lavilla | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation total	€ 874,796
Benefits plan | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions		€ 24,058
Pension plans | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions		€ 83,089